Amounts Due to Related Parties (Details Textual) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended			9 Months Ended		12 Months Ended
	Aug. 31, 2015	Jul. 31, 2015	Aug. 31, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Oct. 17, 2014	Apr. 23, 2013
Related Party Transactions (Textual)
Unsecured debt amount				$ 1,500,000		$ 2,500,000	$ 1,000,000
Net cash flows from operating activities				(2,521,043)	$ (2,018,160)	$ (2,673,997)	$ (11,724,214)
Mr.Michael Hansen [Member]
Related Party Transactions (Textual)
Unsecured debt amount			$ 5,000,000	$ 1,500,000					$ 1,000,000
Interest rate			6.00%	6.00%					3.00%
Revolving loan			$ 1,500,000
Net cash flows from operating activities			$ 3,500,000
Unsecured note, Maturity date			Dec. 31, 2015
Mr.Michael Hansen [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Unsecured debt amount		$ 2,500,000						$ 1,000,000
Advance from convertible debt	$ 2,000,000	$ 2,000,000
Common stock shares converted	400,000	400,000
Common stock conversion price	$ 5.00	$ 5.00